Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Income for the year:	$ 79,622,129	$ 24,144,242
Adjusted for:
Depreciation and amortization	67,021,722	10,669,991
Loss on sale of subsidiary (gain)	(3,171,275)	23,447,719
Loss (gain) on investment	837,822	(794,350)
Change in fair value of contingent consideration	(1,368,472)	0
Impairment of goodwill and intangibles	13,330,029	0
Change in fair value of derivative liability	(10,751,224)	7,176,949
Accretion and interest on convertible debt	3,365,602	509,704
Tax expense	2,416,000	0
Share-based compensation	6,753,250	1,654,346
Interest expense	597,112	434,491
Foreign exchange gain (loss)	(3,297,820)	743,559
Changes in non-cash working capital items:
Amounts receivable and prepaids	60,014	(5,512,346)
Taxes payable	53,718	(757,657)
Digital currencies	(92,119,954)	(40,407,426)
Accounts payable and accrued liabilities	5,137,168	2,383,786
Cash provided by operating activities	68,485,821	23,693,008
Investing activities
Deposits on equipment	(14,500,578)	(43,890,558)
Investments	(1,886,666)	(187,386)
Quebec acquisition	0	(967,398)
Proceeds from disposal of mining equipment	2,978,856	0
Purchase of mining equipment	(200,548,389)	(21,349,503)
Cash divested from sale of subsidiary	(237,254)	(464,123)
Cash used in investing activities	(214,194,031)	(66,858,968)
Financing activities
Exercise of options	2,059,991	1,803,432
Shares offering	33,907,451	64,543,080
Issuance of warrants	83,983,701	0
Repayment of loan	(2,396,376)	0
Issuance of debenture	0	15,000,000
Repayment of debenture	(4,057,336)	(658,334)
Lease payments made, net of lease payments received	(2,722,539)	(2,394,103)
Cash provided by financing activities	110,774,892	78,294,075
Effect of exchange rate changes on cash	(38,273)	32,271
Net increase in cash during the year	(34,971,591)	35,160,386
Cash, beginning of year	40,290,513	5,130,127
Cash, end of year	5,318,922	40,290,513
Supplemental cash flow information
Share consideration issued for Quebec acquisition	0	2,458,470
Share consideration issued for Atlantic acquisition	18,559,804	0
Share consideration issued for investments	14,576,439	0
Warrants issued for asset purchase	2,030,045	0
Recognition of right of use assets and lease liabilities	2,469,327	0
Supplemental disclosures:
Interest Paid	286,047	259,726
Income taxes paid	$ 0	$ 151,366